Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Deposits Abstract
Schedule of deposits

	2023	2022
Court deposits	510,317	591,177
Deposit in guarantee for lease agreements	937,432	934,204
Maintenance deposits	1,044,967	1,134,389
Others	63,221	-
Total	2,555,937	2,659,770

Current	264,524	380,267
Non-current	2,291,413	2,279,503